                     [NATIONWIDE LIFE INSURANCE LETTERHEAD]


November 5, 1996


VIA ELECTRONIC TRANSMISSION
---------------------------


The United States Securities and
  Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Subject:        Nationwide Fidelity Advisor Variable Account of
                Nationwide Life Insurance Company
                SEC File No. 33-82174

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Fidelity Advisor Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) under Rule 497 would not have differed from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement for the Company and the Variable Account which was filed with the Securities and Exchange Commission electronically on October 29, 1996.

If there are any questions in connection with the enclosed, please contact me direct at (614) 249-7452.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY



Brian M. Bacon


BMB/mr